Additional Financial Statement Information - Finance Costs, net and Other Financial Income (Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest expense	$ (1,588)	$ (4,717)
Redeemable Series X preferred stock dividends	(97)	(256)
Other finance costs	(70)	(31)
Interest income	149	19
Total	$ (1,606)	$ (4,985)